Supplemental cash flow information	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
15	Supplemental cash flow information
  Other than those described in Note 2, there were no significant non-cash transactions during the years ended December 31, 2017, 2016 and 2015.